Provisions	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Provisions
14.
Provisions
(a)
Changes in provisions for the year ended December 31, 2021 are as follows:

(In millions of won)
	Warranties(*)		Others	Total
Balance at January 1, 2021	₩	272,195	14,906	287,101
Additions (reversal)		216,873	(5,659)	211,214
Usage		(231,942)	—	(231,942)
Balance at December 31, 2021	₩	257,126	9,247	266,373
Current	₩	164,184	9,247	173,431
Non-current	₩	92,942	—	92,942

(*) Product warranties on defective products are normally applicable for warranty periods from the date of customer’s purchase. The provision is calculated by using historical and anticipated rates of warranty claims, and costs per claim to satisfy the Group’s warranty obligation.

(b)
Changes in provisions for the year ended December 31, 2022 are as follows:

(In millions of won)
	Litigation and claims		Warranties (*)	Others	Total
Balance at January 1, 2022	₩	—	257,126	9,247	266,373
Additions (reversal)		1,680	251,395	(816)	252,259
Usage		—	(259,153)	—	(259,153)
Balance at December 31, 2022	₩	1,680	249,368	8,431	259,479
Current	₩	1,680	163,211	8,431	173,322
Non-current	₩	—	86,157	—	86,157

(*) Product warranties on defective products are normally applicable for warranty periods from the date of customer’s purchase. The provision is calculated by using historical and anticipated rates of warranty claims, and costs per claim to satisfy the Group’s warranty obligation.